Financial Risk Management (Details 1) - INR (₨) ₨ in Thousands		Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial risk management [Line Items]
Trade receivables	[1]	₨ 10,155,223	₨ 11,345,542
Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		10,155,222	11,345,542
Less than 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		10,155,222	10,872,340
More than 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		₨ 0	₨ 473,202

[1]	Trade receivables as of March 31, 2024 and March 31, 2023 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34. Trade receivables consist of: